Other Real Estate - Valuation Allowance for Other Real Estate Owned (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Real Estate Owned Valuation Allowance [Roll Forward]
Balance at beginning of year	$ 31	$ 90	$ 92
Additions charged to expense	0	11	148
Direct write-downs upon sale	(31)	(70)	(150)
Balance at end of year	$ 0	$ 31	$ 90